Guggenheim Municipal Income Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 477
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	2,149
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,689
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,616
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	$ 2,072